The Henssler Funds, Inc.

3735 Cherokee Street

Kennesaw, GA 30144

September 2, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  The Henssler Funds, Inc. (the “Trust”)

File Nos.

333-46479

811-08659

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective August 28, 2015, do not differ from those filed electronically in the Post-Effective Amendment No. 27 (Accession No. 0001398344-15-005805) on August 28, 2015.

Sincerely,

/s/ Christopher E. Reeves

Christopher E. Reeves

Chief Compliance Officer